Related Parties - Compensation Paid to Directors (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Related party transactions [abstract]
Remuneration	¥ 691	¥ 732	¥ 719
Bonus	101	172	231
Stock compensation	140	125
Total	¥ 932	¥ 1,029	¥ 950